Average Annual Total Returns{- High Income Portfolio} - 02.28 VIP High Income Portfolio Initial, Service, Service 2 PRO-10 - High Income Portfolio	VIP High Income Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP High Income Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP High Income Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP High Income Portfolio-Service VIP Return Before Taxes Past 1 year	VIP High Income Portfolio-Service VIP Return Before Taxes Past 5 years	VIP High Income Portfolio-Service VIP Return Before Taxes Past 10 years	VIP High Income Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP High Income Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP High Income Portfolio-Service 2 VIP Return Before Taxes Past 10 years	ML040 Past 1 year	ML040 Past 5 years	ML040 Past 10 years
Total	2.75%	6.99%	5.58%	2.65%	6.85%	5.46%	2.42%	6.70%	5.30%	6.07%	8.42%	6.61%